Filed with the U.S. Securities and Exchange Commission on July 22, 2015

1933 Act Registration File No.   333-187194
1940 Act File No. 811-22811
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	17	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	19	[	X	]

(Check appropriate box or boxes.)

BRIDGE BUILDER TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 287-3700

Elaine E. Richards, Secretary
Bridge Builder Trust
c/o 2020 East Financial Way
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Sean Graber, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On August 5, 2015 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 10 (PEA #10) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on April 24, 2015, and pursuant to Rule 485(a)(2) would become effective on July 8, 2015.

Post-Effective Amendment No. 15 (PEA #15) was filed pursuant to Rule 485(b)(1)(iii) on July 7, 2015 for the sole purpose of designating July 22, 2015 as the new date upon which PEA #10 would become effective.

This Post-Effective Amendment No. 17 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 5, 2015 as the new date upon which PEA #10 shall become effective.

This Post-Effective Amendment No. 17 incorporates by reference the information contained in Parts A, B and C of the PEA #10.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of St. Louis and State of Missouri on July 22, 2015.

BRIDGE BUILDER TRUST

By: /s/ William H. Broderick III*
William H. Broderick III, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

William H. Broderick III*	Trustee	July 22, 2015
William H. Broderick III

Jean Carter*	Trustee	July 22, 2015
Jean Carter

William Fiala*	Trustee	July 22, 2015
William Fiala

Janice Innis-Thompson*	Trustee	July 22, 2015
Janice Innis-Thompson

William Scheffel*	Trustee	July 22, 2015
William Scheffel

John Tesoro*	Trustee	July 22, 2015
John Tesoro

Joseph C. Neuberger*	President and Principal	July 22, 2015
Joseph C. Neuberger	Executive Officer

Jason F. Hadler*	Treasurer and Principal	July 22, 2015
Jason F. Hadler	Financial Officer

By : /s/ Elaine E. Richards
Elaine E. Richards
*Attorney-in-fact pursuant to Powers of Attorney dated May 22, 2013 filed October 15, 2013.